Derivatives (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Derivatives (Textual) [Abstract]
Interest expense									$ (976)	$ (998)
Interest income	4,863	5,096	4,876	4,997	4,985	4,922	4,610	4,874
Derivatives (Additional Textual) [Abstract]
Amounts to be re-classed from other comprehensive income (loss)	0								0
Subordinated debentures [Member]
Derivatives (Textual) [Abstract]
Notional Amount	(5,000)				(5,000)				(5,000)	(5,000)
Variable interest rate receivable, Three/One month LIBOR plus or less	3.10%								3.10%
CDARS deposits [Member]
Derivatives (Textual) [Abstract]
Notional Amount	(10,250)				(10,250)				(10,250)	(10,250)
Variable interest rate receivable, Three/One month LIBOR plus or less	0.55%								0.55%
FHLB advance (Sep 20, 2015) [Member]
Derivatives (Textual) [Abstract]
Notional Amount	(5,000)				(5,000)				(5,000)	(5,000)
Variable interest rate receivable, Three/One month LIBOR plus or less	0.22%								0.22%
FHLB advance (Jul 19, 2016) [Member]
Derivatives (Textual) [Abstract]
Notional Amount	(10,000)				(10,000)				(10,000)	(10,000)
Variable interest rate receivable, Three/One month LIBOR plus or less	0.25%								0.25%
Security collateral held in safekeeping by Bank of New York [Member]
Derivatives (Textual) [Abstract]
Collateralized the liability with cash and security	220				220				220	220
Cash and securities fair value	2,586				3,761				2,586	3,761
Interest rate swap [Member]
Derivatives (Textual) [Abstract]
Interest income									44	62
Gains (losses) on the fair market value hedge									3	(14)
Interest Rate Swaps Designated as Cash Flow Hedges [Member]
Derivatives (Textual) [Abstract]
Notional Amount	(30,250)				(30,250)				(30,250)	(30,250)
Interest Rate Swaps Designated as Cash Flow Hedges [Member] | Subordinated debentures [Member]
Derivatives (Textual) [Abstract]
Notional Amount	(5,000)				(5,000)				(5,000)	(5,000)
Interest Rate Swaps Designated as Cash Flow Hedges [Member] | CDARS deposits [Member]
Derivatives (Textual) [Abstract]
Notional Amount	(10,250)				(10,250)				(10,250)	(10,250)
Interest Rate Swaps Designated as Fair Value Hedges [Member] | Interest rate swap [Member]
Derivatives (Textual) [Abstract]
Notional Amount					$ (5,000)					$ (5,000)